Allowance for Loan Losses - Schedule of Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Contract	Dec. 31, 2013 Contract
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts	10	2
Pre-Modification Outstanding Recorded Investment	$ 654	$ 547
Post-Modification Outstanding Recorded Investment	589	547
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts		2
Pre-Modification Outstanding Recorded Investment		547
Post-Modification Outstanding Recorded Investment		547
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts	9
Pre-Modification Outstanding Recorded Investment	619
Post-Modification Outstanding Recorded Investment	554
Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	35
Post-Modification Outstanding Recorded Investment	$ 35